Debt Securities at Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Debt Securities at Fair Value Through Profit or Loss
The following table shows the Bank’s holdings of debt securities at fair value through profit or loss as of December 31, 2023 and 2022:

Name	Holdings
	12/31/2023		12/31/2022
	Fair value level	Book amounts	Book amounts
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
- Local
Government securities
Argentine government discount bonds in dual currency - Maturity: 08-30-2024	1	821,881,169
Argentine government discount bonds in dual currency - Maturity: 04-30-2024	1	322,820,204
Argentine government discount bonds in dual currency - Maturity: 02-28-2024	1	241,101,548	35,737,886
Argentine government Treasury bonds tied to the US dollar - Maturity: 04-30-2024	1	190,164,513	255,881
Argentine government discount bonds in dual currency - Maturity: 06-30-2024	1	102,371,616
Neuquén government Treasury bills S01 C01 - Maturity: 04-19-2026	2	9,168,242
Argentine government Treasury bonds in pesos adjusted by CER 4.25% - Maturity: 10-14-2024	1	5,985,638
Autonomous City of Buenos Aires bonds 7.5% - Maturity: 06-01-2027	2	5,238,009	4,677,694
Argentine government US dollar step-up bonds - Maturity: 07-09-2030	1	2,381,340	1,448,053
Argentine government Treasury bonds in pesos adjusted by CER - Maturity: 11-09-2026	1	2,365,081	3,924,708
Other		10,165,716	591,822,080

Subtotal local government securities (1)		1,713,643,076	637,866,302

Name	Holdings
	12/31/2023		12/31/2022
	Fair value level	Book amounts	Book amounts
DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (continued)
- Local
Private securities
Corporate bonds YPF SA C025 - Maturity: 02-13-2026	1	10,228,522
Corporate bonds Pampa Energía SA CL. I - Maturity: 01-24-2027	2	3,491,351	1,842,764
Corporate bonds Genneia SA C031 - Maturity: 09-02-2027	1	2,930,261	4,140,470
Corporate bonds Transportadora de Gas del Sur SA C002 - Maturity: 05-02-2025	1	1,983,861	2,204,865
Corporate bonds YPF SA C39 - Maturity: 07-28-2025	1	1,767,458
Corporate bonds Coemision Gemsa and CTR C021 - Maturity: 04-17-2025	1	1,740,002
Corporate bonds Telecom Argentina SA C005 - Maturity: 08-06-2025	1	1,517,696	215,036
Corporate bonds YPF SA C002 - Maturity: 07-25-2026	2	1,279,846
Corporate bonds Capex SA C005 - Maturity: 08-25-2028	1	1,169,504
Corporate bonds Telecom Argentina SA C001 - Maturity: 07-18-2026	1	1,065,260	861,210
Other		5,617,494	10,107,998

Subtotal local private securities (2)		32,791,255	19,372,343

- Foreign
Government securities
US Treasury bills - Maturity: 06-27-2024	1	3,153,777
US Treasury bills - Maturity: 10-31-2024	1	2,331,621
US Treasury bills - Maturity: 08-08-2024	1	194,108

Subtotal foreign government securities		5,679,506

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		1,752,113,837	657,238,645